CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating expenses:
General and administrative expenses	$ 1,782,318	$ 1,599,743
Total operating expenses	5,028,556	3,859,755
Net loss and comprehensive loss	$ 5,874,276	$ 5,249,537
Weighted average number of common shares outstanding - basic	10,970,000	9,000,000
Weighted average number of common shares outstanding - diluted	10,973,674	9,000,000
Parent Company [Member]
Operating expenses:
General and administrative expenses	$ 45	$ 0
Total operating expenses	45	0
Net loss and comprehensive loss	$ (45)	$ 0
Net loss per common share - basic and diluted	$ 0	$ 0
Weighted average number of common shares outstanding - basic	10,970,000	9,000,000
Weighted average number of common shares outstanding - diluted	10,973,674	9,000,000